Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
11 -	BORROWINGS

As of June 30, 2026 and June 30, 2025, the balance of the short-term borrowings was $4,126,689 and $9,771,623, respectively. The borrowings mainly consisted of working capital loans with annual interest rates ranging from 2.70% to 2.90% and tenor of twelve months. All outstanding short-term borrowings as of June 30, 2026 were guaranteed by Beijing Baijia Cloud Technology Co., Ltd, one of the Company’s VIE entities in the consolidated group.